COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013 Claim	Dec. 31, 2012 Claim
Subsequent Event [Line Items]
Number of claims filed		0	0	0
Gulf Navigation Holding PSJ [Member]
Subsequent Event [Line Items]
Period of charter		6 years
Damages awarded	$ 10.2